Preferred Shares Preferred Shares Series B (Details) - USD ($)			12 Months Ended
	Sep. 17, 2020	May 06, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 14, 2020	Apr. 30, 2020	Aug. 13, 2019	Jul. 12, 2019
Class of Stock [Line Items]
Preferred shares exchanged			785,000
Preferred Stock, Shares Issued			9,355,778	8,443,778	3,000	1,694,000
Preferred Stock, Value, Issued			$ 11,769,000	$ 8,444,000
Convertible Preferred Stock, Terms of Conversion	Series E Preferred Shares, may, at any time, convert all or any Series E Preferred Shares provided that the common shares issuable upon such conversion, together with all other common shares of the Company held by the shareholder in the aggregate, would not cause such shareholder’s ownership of the Company’s common shares to exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.	Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.	Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average prices of the common shares during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share
Preferred Stock, Dividend Rate, Percentage			8.00%
Dividends			$ 142,000	$ 292,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares exchanged								6,500,000
Preferred Stock, Shares Issued							343,778	6,500,000
Preferred Stock, Reason why Security is Not Redeemable			Pursuant to the terms of the Lock-up Agreement, FBC Holdings has agreed that for the period of time between (a) July 14, 2020 and (b) the earlier to occur of (i) April 30, 2021 and (ii) the date that is 180 days after a Change of Control (as defined in the Lock-up Agreement), it will not without the prior written consent of the Company convert any of the Series B Preferred Shares into common shares of the Company.
Preferred Stock, Value, Issued							$ 343,778
Convertible Preferred Stock, Terms of Conversion			Series B Preferred Shares (i) are convertible into the Company’s common shares at a conversion rate equal to $1.00 per share, plus accrued and unpaid dividends, divided by an amount equal to 0.85 multiplied by a 15-day volume weighted average price per common share prior to the date the conversion notice is provided (the “Conversion Rate”), subject to a conversion price floor of $0.80
Preferred Stock, Dividend Rate, Percentage			8.00%